Property and equipment	3 Months Ended	12 Months Ended
	Sep. 30, 2017	Jun. 30, 2017
Property, Plant and Equipment [Abstract]
Property and equipment

Note 5. Property and equipment

Property and equipment consisted of the following:

	Estimated Useful Life	September 30, 2017	June 30, 2017
Land	n/a	$1,000,000	$1,000,000
Research and development equipment	3 - 10 years	4,374,409	1,851,427
Computer equipment	5 years	21,933	16,783
Furniture and fixtures	5 - 10 years	3,725	3,725
STC-MEMS equipment	3 - 5 years	2,124,650	2,124,650
Building	11 years	3,020,500	3,000,000
Leasehold improvements	*	3,240	3,240
		10,548,457	7,999,825
Less: Accumulated depreciation		(379,321)	(146,011)
Total		$10,169,136	$7,853,814

(*) Amortized on a straight-line basis over the term of the lease or the estimated useful lives, whichever is shorter.

The Company recorded depreciation expense of $233,310 and $12,885 for the three months ended September 30, 2017 and 2016, respectively.

As of September 30, 2017, research and development fixed assets totaling $3,585,478 were not placed in service and therefore not depreciated during the period.

Note 5. Property and equipment

Property and equipment consisted of the following:

	Estimated Useful Life	June 30, 2017	June 30, 2016
Land	n/a	$1,000,000	$—
Research and development equipment	3 – 10 years	1,851,427	226,372
Computer equipment	5 years	16,783	16,783
Furniture and fixtures	5 – 10 years	3,725	3,725
STC-MEMS equipment	3 – 5 years	2,124,650	—
Building	11 years	3,000,000	—
Leasehold improvements	*	3,240	3,240
		7,999,825	250,120
Less: Accumulated depreciation		(146,011)	(43,135)
Total		$7,853,814	$206,985

(*) Amortized on a straight-line basis over the term of the lease or the estimated useful lives, whichever is shorter.

The Company recorded depreciation expense of $102,876 and $34,828 for the years ended June 30, 2017 and 2016, respectively.

As of June 30, 2017, research and development fixed assets totaling $1,062,496 were not placed in service and therefore not depreciated during the period.